Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table ("SCT") Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (3)
2024	$728,547	$954,372	$390,068	$477,117	$162.42	$12,594,000
2023	1,182,137	1,277,812	391,627	429,341	133.58	22,550,000

Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	The following table lists executive compensation actually paid to John H. Montgomery, the Company's principal executive officer ("PEO"), and Bruce Sharp and Jennifer L. George for December 31, 2024, and Ralph Burchianti and Jennifer L. George for December 31, 2023, the Company's Non-PEO named executive officers ("NEOs")
PEO Total Compensation Amount	$ 728,547	$ 1,182,137
PEO Actually Paid Compensation Amount	$ 954,372	1,277,812
Adjustment To PEO Compensation, Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2024	2023	2024	2023
SCT Total	$728,547	$1,182,137	$390,068	$391,627
Less: Fiscal Year Equity Awards Grant Date Fair Value	132,753	287,748	49,753	34,769
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	79,761	58,284	45,424	20,147
Fair Value of Equity Compensation Granted in Current Year at Year-End	222,583	96,566	73,385	41,183
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	56,234	228,573	17,993	11,153
Compensation Actually Paid ("CAP")	$954,372	$1,277,812	$477,117	$429,341

Non-PEO NEO Average Total Compensation Amount	$ 390,068	391,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 477,117	429,341
Adjustment to Non-PEO NEO Compensation Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2024	2023	2024	2023
SCT Total	$728,547	$1,182,137	$390,068	$391,627
Less: Fiscal Year Equity Awards Grant Date Fair Value	132,753	287,748	49,753	34,769
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	79,761	58,284	45,424	20,147
Fair Value of Equity Compensation Granted in Current Year at Year-End	222,583	96,566	73,385	41,183
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	56,234	228,573	17,993	11,153
Compensation Actually Paid ("CAP")	$954,372	$1,277,812	$477,117	$429,341

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Cumulative TSR. For 2023 to 2024, the CAP to our PEO decreased by 25.31%, and the average of the CAP to the other Non-PEO NEOs increased by 11.13%, compared to a 21.59% increase in our TSR over the same time period.
Compensation Actually Paid vs. Net Income	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2023 to 2024, the CAP to our PEO decreased by 25.31%, and the average of the CAP to the other Non-PEO NEOs increased by 11.13%, compared to a 44.15% decrease in the Company's Net Income over the same time period.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2023 to 2024, the CAP to our PEO decreased by 25.31%, and the average of the CAP to the other Non-PEO NEOs increased by 11.13%, compared to a 44.15% decrease in the Company's Net Income over the same time period.
Total Shareholder Return Amount	$ 162.42	133.58
Net Income (Loss)	$ 12,594,000	22,550,000
PEO Name	John H. Montgomery
Additional 402(v) Disclosure	The Average SCT Table Total for Non-PEO NEOs consist of compensation for Mr. Sharp and Ms. George for the year ended December 31, 2024 and Mr. Burchianti and Ms. George for the year ended December 31, 2023.The TSR is calculated by taking the difference of the Company's stock price from the beginning of the measurement period, December 31, 2020 at $20.01, and the ending of the measurement periods of December 31, 2021, 2022, 2023, and 2024 at $24.07, $21.43, $23.81, and $28.58, respectively, adding total measurement period dividends of $1.00 for the years ended December 31, 2023 and 2024, and $0.96 for the years ended December 31, 2021 and 2022, then dividing by the end of measurement period stock price.The Company's Net Income as reported on the Consolidated Statements of Income as filed in the Annual Report on Form 10-K on March 19, 2025.
Fair value was calculated in accordance with the Company's methodology used for financial reporting purposes.
TSR value represents the Company's TSR based on an initial $100 investment on December 31, 2020, assuming the reinvestment of dividends.
	Net income is calculated in accordance with GAAP and reflects the amounts reported in the Company's Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,753)	(287,748)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,583	96,566
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,761	58,284
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,234	228,573
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,753	34,769
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,385	41,183
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,424	20,147
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,993	$ 11,153